SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options	23,802,761	24,177,761
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 10 months 24 days	6 years 6 months
Weighted-Average Exercise Price	$ 0.15	$ 0.21
Number Exercisable	13,610,261	13,985,261	13,985,261	13,985,261
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.1	$ 0.1
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.15	$ 0.15
Number of Outstanding Options	16,250,000	16,250,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 5 months 15 days	7 years 2 months 12 days
Weighted-Average Exercise Price	$ 0.12	$ 0.12
Number Exercisable	6,057,500	6,057,500
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.16	$ 0.16
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.21	$ 0.21
Number of Outstanding Options	5,502,761	5,502,761
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 9 months 7 days	6 years 6 months
Weighted-Average Exercise Price	$ 0.16	$ 0.16
Number Exercisable	5,502,761	5,502,761
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.22	$ 0.22
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.37	$ 0.37
Number of Outstanding Options	1,550,000	1,550,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 2 months 15 days	3 years
Weighted-Average Exercise Price	$ 0.28	$ 0.28
Number Exercisable	1,550,000	1,550,000
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.38	$ 0.38
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.72	$ 0.72
Number of Outstanding Options	500,000	500,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 months 19 days	1 year 2 months 12 days
Weighted-Average Exercise Price	$ 0.73	$ 0.73
Number Exercisable	500,000	500,000
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit		$ 0.73
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit		$ 15.0
Number of Outstanding Options		375,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		4 months 24 days
Weighted-Average Exercise Price		$ 4.14
Number Exercisable		375,000